Private Placement	7 Months Ended
Dec. 31, 2020
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 533,500 Private Placement Shares, at a price of $10.00 per Private Placement Share to the Sponsor, generating gross proceeds of approximately $5.3 million.

A portion of the proceeds from the Private Placement Shares was added to the proceeds from the Initial Public Offering to be held in the Trust Account.